Convertible Debenture - Related Party (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Convertible Notes Payable Related Party[Member]
Notes payable - related party at beginning of period	$ 437,500
Reclassification of accrued interest to note balance	39,725
Borrowings on notes payable - related party	41,000
Beneficial conversion feature	(518,225)
Reclassification to paid in capital of beneficial conversion for conversion to common stock	492,745
Conversion to common stock	(484,650)
Repayments	(16,715)
Amortization of beneficial conversion feature	25,480
Notes payable - related party	16,860	$ 437,500
Accrued interest	1,816
Convertible Notes Payable Related Party One[Member]
Notes payable - related party at beginning of period	68,969
Borrowings on notes payable - related party		65,500
Beneficial conversion feature	(68,696)
Amortization of beneficial conversion feature	68,696
Notes payable - related party	68,969	68,969
Accrued interest	$ 3,571	$ 3,469